INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details)	1 Months Ended		9 Months Ended
	Jan. 31, 2025 USD ($) installment	Nov. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Current
Corporate bonds			$ 8,518,783		$ 42,035,925
Borrowings			95,643,533		136,747,198
Non-current
Corporate bonds			42,680,437		25,071,823
Borrowings			75,693,161		42,104,882
Proceeds from borrowings			140,058,194	$ 139,750,796
Annual interest rate term	SOFR
Bank borrowings
Current
Borrowings			86,419,392		91,816,134
Non-current
Borrowings			33,012,724		15,316,612
Proceeds from borrowings	$ 20,000,000
Number of semi-annual installments | installment	7
Bank borrowings | Minimum
Non-current
Borrowings, adjustment to interest rate basis	5.15%
Bank borrowings | Maximum
Non-current
Borrowings, adjustment to interest rate basis	6.15%
Trust debt securities
Current
Borrowings			705,358		2,895,139
Non-current
Borrowings					$ 1,716,447
Series X corporate bonds
Non-current
Proceeds from issue of bonds		$ 25,900,000
Class A, Due November 2026
Non-current
Nominal annual rate		7.00%
Proceeds from issue of bonds		$ 2,400,000
Class B, Due November 2027
Non-current
Nominal annual rate		8.00%
Proceeds from issue of bonds		$ 23,500,000
Public corporate bonds
Non-current
Principal amount		$ 200,000,000
Proceeds from issue of bonds			51,000,000
Remaining borrowings available			$ 149,000,000